Earnings per share - Weighted average number of ordinary shares (diluted) (Details) - shares				12 Months Ended
	Jan. 01, 2017	Jan. 01, 2016	Jan. 01, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per share [abstract]
Weighted average number of shares (basic) (in shares)	158,166,534	158,742,282	129,300,666	158,166,534	158,262,268	155,872,171
Effect of potential conversion of convertible Notes (in shares)				0	0	88,689
Effect of potential conversion of PCPs (in shares)				0	0	932,971
Effect of Share-based Payment arrangements (in shares)				130,523	166,789	635,731
Weighted average number of ordinary shares (diluted) (in shares)				158,297,057	158,429,057	157,529,562